Balance Sheets (USD $)	Jun. 30, 2012	Jun. 30, 2011
Current Assets
Cash	$ 718,907	$ 1,226,964
Prepaid expenses and deposits	53,613	43,691
Total Current Assets	772,520	1,270,655
Deferred financing costs	0	60,965
Total Assets	772,520	1,331,620
Current Liabilities
Accounts payable and accrued liabilities	136,134	188,837
Due to related parties	586,426	591,428
Derivative liabilities	8,407	0
Total Current Liabilities	730,967	780,265
Due to related parties	197,204	77,784
Derivative liabilities	0	389,826
Total Liabilities	928,171	1,247,875
Stockholders' Equity (Deficit)
Preferred stock Authorized: 100,000,000 shares, par value $0.00001 Issued and outstanding: nil shares (2011 - 500,000 shares)	0	5
Common stock Authorized: 131,666,666 shares, par value $0.00001 Issued and outstanding: 68,696,934 shares (2011 - 65,375,721 shares)	687	654
Additional paid-in capital	22,279,275	21,620,854
Common stock subscribed	0	300,000
Deficit accumulated during the exploration stage	(22,435,613)	(21,837,768)
Total Stockholders' Equity (Deficit)	(155,651)	83,745
Total Liabilities and Stockholders' Equity (Deficit)	$ 772,520	$ 1,331,620